Basis of Presentation and General Information (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2017 USD ($) item $ / shares shares	Dec. 31, 2016 $ / shares shares
Property, Plant and Equipment
Common stock, authorized capital stock (in shares) | shares	750,000,000	750,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares) | shares	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Hyundai Honour (ex Hyundai Together)
Property, Plant and Equipment
TEU	13,100
Hyundai Respect (ex Hyundai Tenacity)
Property, Plant and Equipment
TEU	13,100
Maersk Enping (ex Hyundai Smart)
Property, Plant and Equipment
TEU	13,100
Maersk Exeter (ex Hyundai Speed)
Property, Plant and Equipment
TEU	13,100
MSC Ambition (ex Hyundai Ambition)
Property, Plant and Equipment
TEU	13,100
Express Berlin
Property, Plant and Equipment
TEU	10,100
Express Rome
Property, Plant and Equipment
TEU	10,100
Express Athens
Property, Plant and Equipment
TEU	10,100
CSCL Pusan
Property, Plant and Equipment
TEU	9,580
CSCL Le Havre
Property, Plant and Equipment
TEU	9,580
CMA CGM Melisande
Property, Plant and Equipment
TEU	8,530
CMA CGM Attila
Property, Plant and Equipment
TEU	8,530
CMA CGM Tancredi
Property, Plant and Equipment
TEU	8,530
CMA CGM Bianca
Property, Plant and Equipment
TEU	8,530
CMA CGM Samson
Property, Plant and Equipment
TEU	8,530
Europe
Property, Plant and Equipment
TEU	8,468
CSCL America
Property, Plant and Equipment
TEU	8,468
CMA CGM Moliere, Musset, Nerval, Rabelais and Racine
Property, Plant and Equipment
Period of charter term after which option to purchase vessel is available to charterer	8 years
Consideration for which vessel can be purchased by charterer | $	$ 78.0
Exercisable period for consideration	15 months
Number of options exercised under vessel	0
CMA CGM Musset
Property, Plant and Equipment
TEU	6,500
CMA CGM Nerval
Property, Plant and Equipment
TEU	6,500
CMA CGM Rabelais
Property, Plant and Equipment
TEU	6,500
CMA CGM Racine
Property, Plant and Equipment
TEU	6,500
CMA CGM Moliere
Property, Plant and Equipment
TEU	6,500
YM Mandate
Property, Plant and Equipment
TEU	6,500
YM Maturity
Property, Plant and Equipment
TEU	6,500
Performance
Property, Plant and Equipment
TEU	6,402
Priority
Property, Plant and Equipment
TEU	6,402
YM Singapore
Property, Plant and Equipment
TEU	4,300
Zim Monaco
Property, Plant and Equipment
TEU	4,253
Zim Dalian (ex OOCL Novorossiysk)
Property, Plant and Equipment
TEU	4,253
Zim Luanda
Property, Plant and Equipment
TEU	4,253
Zim Rio Grande
Property, Plant and Equipment
TEU	4,253
Zim Sao Paolo
Property, Plant and Equipment
TEU	4,253
Zim Kingston (ex OOCL Istanbul)
Property, Plant and Equipment
TEU	4,253
YM Seattle
Property, Plant and Equipment
TEU	4,253
YM Vancouver
Property, Plant and Equipment
TEU	4,253
Deva
Property, Plant and Equipment
TEU	4,253
Derby D
Property, Plant and Equipment
TEU	4,253
Dimitris C
Property, Plant and Equipment
TEU	3,430
Express Spain
Property, Plant and Equipment
TEU	3,400
Express Black Sea
Property, Plant and Equipment
TEU	3,400
Express Argentina
Property, Plant and Equipment
TEU	3,400
Express Brazil
Property, Plant and Equipment
TEU	3,400
Express France
Property, Plant and Equipment
TEU	3,400
Colombo
Property, Plant and Equipment
TEU	3,314
MSC Zebra
Property, Plant and Equipment
TEU	2,602
Amalia C
Property, Plant and Equipment
TEU	2,452
Danae C
Property, Plant and Equipment
TEU	2,524
Hyundai Highway
Property, Plant and Equipment
TEU	2,200
Hyundai Progress
Property, Plant and Equipment
TEU	2,200
Hyundai Bridge
Property, Plant and Equipment
TEU	2,200
Vladivostok (ex Hyundai Vladivostok)
Property, Plant and Equipment
TEU	2,200
Advance (ex Hyundai Advance)
Property, Plant and Equipment
TEU	2,200
Stride (ex Hyundai Stride)
Property, Plant and Equipment
TEU	2,200
Hyundai Future
Property, Plant and Equipment
TEU	2,200
Hyundai Sprinter
Property, Plant and Equipment
TEU	2,200